Provision For Tax, Civil And Labor Risks - Schedule of detailed information about changes In other provisions Tax Risk (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions - Beggining balance	R$ 261,807
Provisions - Balance End	220,066	R$ 261,807
Deposits - Beginning balance	(333,577)	(319,433)
Deposits - Additions	2,542	19,691
Deposits - Ending balance	(337,255)	(333,577)
Tax provision [member]
Disclosure of other provisions [line items]
Provisions - Beggining balance	163,852	196,006
Provisions - Additions	14,497	81,435
Provisions - Reversals	(54,168)	(47,076)
Provisions - Payments	(1,150)	(16,659)
Provisions - Offset		(29,741)
Provisions - Transfer of tax liabilities		(20,056)
Provisions - Inflation adjustment	4,440	(824)
Provisions - Translation effects (other comprehensive income)	371	767
Provisions - Balance End	127,842	163,852
Deposits - Beginning balance	(77,193)	(24,943)
Deposits - Additions	(5,317)	(34,209)
Deposits - Reversals	30,957	3,681
Deposits - Transfer of tax liabilities		(20,268)
Deposits - Inflation adjustment	(2,506)	(1,454)
Deposits - Ending balance	R$ (54,059)	R$ (77,193)